Exhibit 99.1

Naming of Issuing Entity	Check if Registered	Name of Originator[1]	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Assets That Were Subject of Demand[2]			Assets That Were Repurchased or Replaced[3]			Assets Pending Repurchase or Replacement (within cure period)[4]			Demand in Dispute[5]			Demand Withdrawn[6]			Demand Rejected[7]
			(#)	($)[8]	(%)	(#)	($)[8]	(%)	(#)	($)[8]	(%)	(#)	($)[8]	(%)	(#)	($)[8]	(%)	(#)	($)[8]	(%)	(#)	($)[8]	(%)
Issuing Entities with Demands for Repurchase or Replacement
Residential mortgages - Prime
BANC OF AMERICA MORTGAGE SECURITIES, INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2008-A 0001423954	X	Bank of America, National Association	1,191	855,673,222.57	100.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	1	570,000.00	1.95%	0	0.00	0.00%	0	0.00	0.00%
Residential mortgages – Prime Subtotal*			1,191			0			0			0			1			0			0
Residential mortgages – Prime Subtotal*			1,191	855,673,222.57		0	0.00		0	0.00		0	0.00		1	570,000.00		0	0.00		0	0.00

Issuing Entities with No Demands for Repurchase or Replacement[9]
Residential mortgages - Non-Prime
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-1 0001216212	X		2,308	325,398,789.52	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-10 0001271390	X		4,070	506,695,860.15	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-11 0001274076	X		2,705	337,321,548.80	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-2 0001224440	X		3,744	604,263,503.33	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-3 0001228931	X		2,023	300,790,886.06	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-4 0001234577	X		4,732	567,189,144.55	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-6 0001256393	X		3,548	503,801,318.17	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-7 0001261504	X		4,614	648,129,493.05	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-8 0001264664	X		5,332	726,724,354.51	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-9 0001268102	X		3,577	480,989,374.07	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-1 0001277606	X		2,776	363,109,696.42	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-10 0001307079	X		2,218	283,247,746.12	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-11 0001309533	X		1,873	248,355,702.18	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-12 0001312452	X		1,998	343,370,545.85	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-2 0001281814	X		2,180	297,602,688.07	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-3 0001285179	X		1,872	269,550,890.88	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-4 0001288898	X		2,658	406,997,825.14	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-5 0001291954	X		3,151	478,549,015.27	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-6 0001295733	X		3,123	444,606,105.69	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-7 0001299076	X		2,941	414,139,708.18	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-8 0001301554	X		2,107	274,618,510.79	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-9 0001304432	X		1,843	288,884,143.34	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-1 0001315463	X		2,027	278,542,084.44	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-10 0001342576	X		3,053	507,669,332.57	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-11 0001345641	X		2,411	442,087,512.76	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-12 0001348142	X		3,478	580,720,206.88	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-2 0001318762	X		1,824	266,716,840.42	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-3 0001322042	X		1,700	238,960,416.58	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-4 0001325224	X		2,418	356,360,001.08	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-5 0001328418	X		1,353	201,287,939.86	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-6 0001331464	X		3,947	717,221,880.69	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-7 0001334438	X		2,526	374,829,898.64	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-8 0001337352	X		2,734	392,025,814.10	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-9 0001340043	X		2,566	453,434,146.15	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-1 0001349631	X		2,258	347,675,221.22	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-2 0001352983	X		2,551	444,834,346.62	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-3 0001356584	X		1,908	325,800,234.36	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-4 0001358938	X		2,175	417,215,629.33	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-5 0001361991	X		2,274	459,300,620.17	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-6 0001365718	X		1,260	309,089,231.02	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-7 0001374480	X		3,479	670,632,422.63	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-8 0001377263	X		3,342	510,161,201.87	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-9 0001382280	X		2,015	336,460,356.12	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-1 0001390902	X		1,723	356,213,915.47	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-2 0001397034	X		1,773	401,045,852.09	100.00%
Residential mortgages - Prime
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2002-5 0001172055	X		440	164,158,942.92	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2002-E 0001174257	X		1,984	1,008,322,697.35	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2002-G 0001176345	X		1,464	916,948,599.94	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2002-J 0001192347	X		1,127	571,492,445.76	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2002-K 0001193482	X		3,941	1,941,535,392.23	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2002-L 0001210938	X		1,288	637,179,741.58	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-10 0001274208	X		947	479,776,226.14	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-3 0001228929	X		1,982	1,000,640,941.52	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-4 0001235094	X		2,084	1,051,396,246.03	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-5 0001246302	X		2,550	1,263,856,410.17	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-6 0001256396	X		2,272	1,151,694,469.03	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-7 0001261007	X		576	301,859,240.48	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-A 0001216149	X		1,722	882,946,386.50	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-B 0001219507	X		1,628	878,677,952.51	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-C 0001224347	X		1,327	680,868,913.77	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-D 0001228674	X		1,672	865,617,992.60	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-E 0001234317	X		1,819	964,773,175.03	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-F 0001246077	X		1,978	1,064,337,410.32	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-G 0001256155	X		1,272	672,660,079.69	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-H 0001261336	X		1,406	752,830,603.51	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-I 0001264576	X		2,270	1,214,578,713.79	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-J 0001268207	X		2,478	1,292,051,720.73	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-K 0001271133	X		1,401	721,245,548.57	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-L 0001274169	X		886	461,427,793.93	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-1 0001277903	X		1,647	774,662,744.90	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-10 0001309524	X		739	390,308,883.08	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-11 0001312705	X		1,209	640,200,804.07	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-2 0001281796	X		1,465	675,825,606.79	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-3 0001285276	X		1,755	926,888,458.17	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-4 0001288889	X		1,881	978,256,914.13	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-5 0001292014	X		1,503	798,795,437.12	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-6 0001295645	X		959	500,525,071.83	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-7 0001299110	X		1,764	921,896,943.22	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-8 0001304458	X		1,054	525,407,849.69	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-9 0001307191	X		857	430,317,147.58	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-A 0001278018	X		1,270	692,540,778.97	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-B 0001281663	X		1,292	702,232,544.47	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-C 0001285180	X		1,318	727,316,003.43	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-D 0001288848	X		2,038	1,109,829,051.80	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-E 0001291907	X		3,493	1,554,730,088.32	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-F 0001295535	X		3,644	1,644,988,940.62	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-G 0001298483	X		2,492	1,013,644,196.49	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-H 0001301552	X		1,151	600,130,849.44	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-I 0001304200	X		1,062	557,289,472.33	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-J 0001306562	X		1,188	625,204,751.52	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-K 0001309650	X		1,221	609,521,251.41	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-L 0001312451	X		1,376	734,924,340.10	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-1 0001315698	X		635	324,736,587.63	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-10 0001342589	X		999	545,310,644.21	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-11 0001345494	X		765	371,111,350.94	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-12 0001347774	X		529	300,350,130.52	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-2 0001319011	X		604	325,685,250.70	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-3 0001322024	X		1,602	596,068,510.67	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-4 0001325184	X		519	275,940,890.22	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-5 0001328419	X		1,082	574,709,757.02	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-6 0001331524	X		702	343,558,935.89	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-7 0001334462	X		606	305,224,988.50	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-8 0001337246	X		462	228,344,355.93	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-9 0001340010	X		984	516,100,666.93	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-A 0001315171	X		1,101	587,868,005.99	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-B 0001318811	X		590	308,784,006.52	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-C 0001321722	X		610	312,332,284.49	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-D 0001324721	X		1,066	509,307,295.97	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-E 0001328392	X		1,083	574,359,687.92	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-F 0001331415	X		1,326	716,733,785.23	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-G 0001334463	X		1,362	719,036,455.58	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-H 0001337159	X		1,315	706,791,837.84	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-I 0001339910	X		1,455	792,010,124.84	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-J 0001342453	X		875	482,274,365.34	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-K 0001345274	X		854	481,510,747.39	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-L 0001346687	X		625	354,283,710.68	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-1 0001358881	X		478	302,450,083.05	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-2 0001364452	X		539	326,583,052.07	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-3 0001375039	X		523	339,596,464.91	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-A 0001349235	X		545	322,066,720.70	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-B 0001377265	X		1,223	763,308,015.18	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-1 0001389150	X		1,682	1,027,324,383.47	100.00%
BANC OF AMERICA MORTGAGE SECURITIES, INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-2 0001394448	X		621	420,763,251.95	100.00%
BANC OF AMERICA MORTGAGE SECURITIES, INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3 0001405722	X		841	635,834,221.81	100.00%
BANC OF AMERICA MORTGAGE SECURITIES, INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-4 0001418224	X		634	444,265,109.44	100.00%

Totals*			1,191			0			0			0			1			0			0
Totals*			1,191	855,673,222.57		0	0.00		0	0.00		0	0.00		1	570,000.00		0	0.00		0	0.00

Banc of America Mortgage Securities, Inc. (BOAMS)
Endnotes for Forms ABS-15G Repurchase Demand Activity Reporting Table

1 The originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.

2 Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G. Activity with respect to demands received during and prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table. If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.

In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction that might reasonably be expected to have received repurchase requests (“Demand Entities”), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us. We followed up written requests made of Demand Entities as we deemed appropriate. In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010. It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

3 Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

4 Reflects assets for which the representing party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the master servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5 Includes assets for which any of the following situations apply as of the end of the reporting period:

(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;

(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or

(c) The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6 Includes assets for which any of the following situations apply as of the end of the reporting period:

(a) The party demanding the repurchase or replacement of such asset has agreed to rescind its demand; or

(b) Events unrelated to the repurchase or replacement of such asset, such as repayment of the asset by the related obligor, have negated the need for further consideration of the request to repurchase or replace such asset.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

7 Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

8 An outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G, or (b) for any liquidated asset, as the remaining outstanding principal balance of the asset at liquidation following application of all borrower payments, but not including any insurance payments or liquidation proceeds applied to principal. This same principal balance is used in the calculating the numerator in the corresponding “% of principal balance” column. However, the denominator used to calculate the corresponding “% of principal balance” column is derived from the outstanding principal balances reported to the trustee or other calculation agent for the trust reporting period with the same ending date as the end of the reporting period covered by this Form ABS-15G, which amounts reflect any insurance payments or liquidation proceeds received on liquidated assets and applied to principal.

9 Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations. The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.

9 Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations. The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.